Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of Inventories
	As at December 31,
	2020	2019
Raw materials	1,247,087	1,047,532
Finished goods	607,911	437,144
Provision for obsolete inventories	-	(42,416)
	1,854,998	1,442,260